Average Annual Total Returns - Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF	Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF before tax Inception Date	Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF before tax 1 Year	Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF before tax Since Inception	Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF After tax on distributions 1 Year	Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF After tax on distributions Since Inception	Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF After tax on distributions and sale of fund shares 1 Year	Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF After tax on distributions and sale of fund shares Since Inception	Bloomberg Barclays MSCI US Corporate Sustainability SRI Sector/Credit/Maturity Neutral Index (reflects no deductions for fees, expenses or taxes) 1 Year	Bloomberg Barclays MSCI US Corporate Sustainability SRI Sector/Credit/Maturity Neutral Index (reflects no deductions for fees, expenses or taxes) Since Inception	Solactive USD Investment Grade Bond – Interest Rate Hedged Index (reflects no deductions for fees, expenses or taxes) 1 Year	Solactive USD Investment Grade Bond – Interest Rate Hedged Index (reflects no deductions for fees, expenses or taxes) Since Inception	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) Since Inception	Solactive Investment Grade Bond Index (Long only component) (reflects no deductions for fees, expenses or taxes) 1 Year	Solactive Investment Grade Bond Index (Long only component) (reflects no deductions for fees, expenses or taxes) Since Inception
Total	Mar. 03, 2015	10.35%	2.94%	8.80%	1.36%	6.09%	1.55%	14.50%	4.44%	7.91%	2.07%	8.72%	2.99%	17.50%	4.95%